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     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION OCTOBER 5, 2007
                                                 FILE NOS. 2-67052 AND 811-3023
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                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 218

                                      AND

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 219

                                  FORUM FUNDS

                              TWO PORTLAND SQUARE
                             PORTLAND, MAINE 04101
                                 207-879-1900

                               LISA J. WEYMOUTH
                         CITIGROUP FUND SERVICES, LLC
                              TWO PORTLAND SQUARE
                             PORTLAND, MAINE 04101

                                  COPIES TO:

                             ROBERT J. ZUTZ, ESQ.
                 KIRKPATRICK LOCKHART GATES PRESTON ELLIS LLP
                              1601 K STREET, N.W.
                            WASHINGTON, D.C. 20006

It is proposed that this filing will become effective:

   immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[X]on October 11, 2007 pursuant to Rule 485, paragraph (b)(1)
   60 days after filing pursuant to Rule 485, paragraph (a)(1)
   on ___________ pursuant to Rule 485, paragraph (a)(1)
   75 days after filing pursuant to Rule 485, paragraph (a)(2)
   on __________ pursuant to Rule 485, paragraph (a)(2)
[X]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   Title of series being registered: Dover S 10 Fund

NOTE: This Post-Effective Amendment No. 218 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "Securities Act"), solely to designate October 11, 2007 as the new effective date for Post-Effective Amendment No. 211 filed pursuant to Rule 485(a) under the Securities Act on July 16, 2007. This Amendment relates solely to the Dover S10 Fund, a series of the Trust. This Amendment does not supersede or amend any disclosure in the Trust's registration statement relating to any other series of the Trust.

                                    PART A

The Prospectus for Dover S 10 Fund dated July 16, 2007 and filed as Part A to Post-Effective Amendment 211 (Accession No. 0001193125-07-155675) is incorporated herein by reference.

                                    PART B

The Statement of Additional Information for Dover S 10 Fund dated July 16, 2007 and filed as Part B to Post-Effective Amendment 211 (Accession No. 0001193125-07-155675) is incorporated herein by reference.

                                    PART C

The Other Information for Dover S 10 Fund dated July 16, 2007 and filed as Part C to Post-Effective Amendment 211 (Accession No. 0001193125-07-155675) is incorporated herein by reference.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine October 5, 2007.

                                              FORUM FUNDS

                                              By: /s/ Simon D. Collier
                                                  ------------------------------
                                                  Simon D. Collier, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on October 5, 2007.

Principal Executive Officer

     /s/ Simon D. Collier
     ---------------------------
     Simon D. Collier
     President

(b)Principal Financial Officer

  /s/ Trudance L.C. Bakke
  --------------------------
  Trudance L.C. Bakke
  Principal Financial
  Officer and Treasurer

(c)A majority of the Trustees

  John Y. Keffer, Trustee*
  James C. Cheng, Trustee*
  J. Michael Parish, Trustee*
  Costas Azariadis, Trustee*

By: /s/ Brian Eng
    --------------------------
    Brian Eng
    Attorney in fact

* Pursuant to powers of attorney previously filed as Other Exhibits (A).